Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($)	Taxes [1]	Comm. Social Resp. [2]	Total Payments
Total	$ 14,801,049	$ 47,243,047	$ 62,044,096
UNITED STATES | United States Department of the Treasury [Member]
Total	$ 14,801,049	0	14,801,049
UNITED STATES | Office of Surface Mining Reclamation and Enforcement [Member]
Total		2,038,507	2,038,507
UNITED STATES | Pension Benefit Guarantee Corporation [Member]
Total		6,495,118	6,495,118
UNITED STATES | Internal Revenue Service [Member]
Total		$ 38,709,422	$ 38,709,422

[1]	Payments include United States federal income taxes and black lung excise taxes.
[2]	Payments include United States federal employer related payroll taxes, reclamation fees, and pension benefit guarantee corporation fees.